Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 7,264	$ 7,101
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,819	5,939
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1,445	1,162
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	251	203
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	1,194	959
Total derivatives not subject to netting arrangements	1,797	1,653
Total derivatives, Gross assets recognized	9,061	8,754
Fair value after effect of master netting agreements	3,242	2,815
Total derivatives, Net amount	2,991	2,612
Reverse repurchase agreements, Gross assets recognized	112,355	112,245
Reverse repurchase agreements, Gross amounts offset in the balance sheet	93,794	76,040
Reverse repurchase agreements, Net assets recognized on the balance sheet	18,561	36,205
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	18,554	36,205
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	7	0
Securities borrowing, Gross assets recognized	11,621	10,588
Securities borrowing, Net assets recognized on the balance sheet	11,621	10,588
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	11,278	10,286
Securities borrowing, Net amount	343	302
Total, Gross assets recognized	133,037	131,587
Total, Gross amounts offset in the balance sheet	99,613	81,979
Total, Net assets recognized on the balance sheet	33,424	49,608
Total, Gross amounts not offset in the balance sheet, Financial instruments	30,083	46,694
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	3,341	2,914
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	8,428	7,966
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,415	6,170
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	3,013	1,796
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	1,615	771
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,398	1,025
Total derivatives not subject to netting arrangements	778	572
Total derivatives, Gross liabilities recognized	9,206	8,538
Fair value after effect of master netting agreements	3,791	2,368
Total derivatives, Net amount	2,176	1,597
Repurchase agreements, Gross liabilities recognized	104,451	84,665
Repurchase agreements, Gross amounts offset in the balance sheet	93,794	76,040
Repurchase agreements, Net liabilities recognized on the balance sheet	10,657	8,625
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	10,657	8,625
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Repurchase agreements, Net amount	0	0
Securities lending, Gross liabilities recognized	718	997
Securities lending, Net liabilities recognized on the balance sheet	718	997
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	694	937
Securities lending, Net amount	24	60
Total, Gross liabilities recognized	114,375	94,200
Total, Gross amounts offset in the balance sheet	99,209	82,210
Total, Net liabilities recognized on the balance sheet	15,166	11,990
Total, Gross amounts not offset in the balance sheet, Financial instruments	12,966	10,333
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total, Net amount	2,200	1,657
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	2,394	2,654
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	1,792	2,202
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	602	452
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	207	133
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	395	319
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	3,550	3,144
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	1,986	2,508
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,564	636
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	1,539	547
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	25	89
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	4,861	4,409
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	4,021	3,724
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	840	685
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	44	70
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	796	615
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	4,873	4,747
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,428	3,626
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,445	1,121
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	74	187
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,371	934
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	9	38
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6	13
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	3	25
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	3	25
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	5	75
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	1	36
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	4	39
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	2	37
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	$ 2	$ 2